CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the year	$ (6,127)	$ (10,580)	$ (27,238)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	109	233	342
Gain from disposal of property and equipment	(54)	(4)	(55)
Changes in accrued liability for employee rights upon retirement, net	(192)	(51)	6
Share-based compensation expenses	82	786	1,859
Net changes in operating leases	82	(50)	35
Changes in fair value of marketable securities	26	175	(436)
Financial expenses, net	204	4	89
Changes in operating assets and liabilities:
Receivables from collaborative and licensing arrangements	0	0	7,858
Accounts receivables	1,626	(3,218)	(315)
Prepaid expenses and other current assets	2,770	(981)	(1,340)
Long-term receivables and other long-term assets	976	(983)	0
Accounts payable and other	820	780	1,465
Net cash provided by (used in) operating activities	322	(13,889)	(17,730)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(47)	(2)	(134)
Proceeds from sale of property and equipment	54	6	74
Short-term deposits	12	10,000	2,488
Long-term deposits	(32)	817	(813)
Investments in marketable securities	(14,078)	0	(23,164)
Proceeds from sale and maturity of marketable securities	5,511	15,871	11,807
Net cash provided by (used in) investing activities	(8,580)	26,692	(9,742)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options	6	0	268
Proceeds from issuance of shares and warrants through placement from the controlling shareholder	0	0	10,000
Proceeds from issuance of shares and warrants through public offering, net of issuance costs	0	0	11,542
Net cash provided by financing activities	6	0	21,810
EFFECT OF EXCHANGE RATE ON CASH AND CASH EQUIVALENTS	(188)	(1)	(73)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS	(8,440)	12,802	(5,735)
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS AT BEGINNING OF THE YEAR	20,665	7,863	13,598
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH EQUIVALENTS AT END OF THE YEAR	12,225	20,665	7,863
Cash and Cash equivalents	11,033	19,489	7,513
Restricted cash equivalents included in restricted long-term deposits and cash equivalents	1,192	1,176	350
CASH AND CASH EQUIVALENTS AND RESTRICTED CASH SHOWN IN STATEMENT OF CASH FLOWS	12,225	20,665	7,863
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Recognition of new operating lease ROU and liabilities	0	127	1,590
SUPPLEMENTARY INFORMATION:
Interest received	$ 654	$ 1,565	$ 1,261